Columbia Diversified Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Diversified Bond Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses Columbia Diversified Bond Fund		Class A, B, C, I, R, R3, R4, R5 and W Shares	Class A, B, C, I, R, R3, R4, R5 and W Shares Class A	Class A, B, C, I, R, R3, R4, R5 and W Shares Class B	Class A, B, C, I, R, R3, R4, R5 and W Shares Class C	Class A, B, C, I, R, R3, R4, R5 and W Shares Class I	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R3	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R4	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R5	Class A, B, C, I, R, R3, R4, R5 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Management fees			0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%
Other expenses			0.22%	0.22%	0.22%	0.08%	0.22%	0.38%	0.38%	0.13%	0.22%
Total annual fund operating expenses			0.88%	1.63%	1.63%	0.49%	1.13%	1.04%	0.79%	0.54%	0.88%
Less: Fee waiver/expense reimbursement	[2]		(0.03%)	(0.03%)	(0.03%)	none	(0.03%)	none	none	none	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.85%	1.60%	1.60%	0.49%	1.10%	1.04%	0.79%	0.54%	0.85%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 1.10% for Class R, 1.05% for Class R3, 0.80% for Class R4, 0.55% for Class R5 and 0.85% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Diversified Bond Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	558	740	937	1,509
Class B	Class B (if shares are redeemed)	663	812	1,085	1,734
Class C	Class C (if shares are redeemed)	263	512	885	1,935
Class I	Class I (whether or not shares are redeemed)	50	157	275	619
Class R	Class R (whether or not shares are redeemed)	112	356	620	1,377
Class R3	Class R3 (whether or not shares are redeemed)	106	331	575	1,276
Class R4	Class R4 (whether or not shares are redeemed)	81	253	440	982
Class R5	Class R5 (whether or not shares are redeemed)	55	173	302	680
Class W	Class W (whether or not shares are redeemed)	87	278	486	1,086

Expense Example, No Redemption Columbia Diversified Bond Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	163	512	885	1,734
Class C	Class C (if shares are not redeemed)	163	512	885	1,935

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 373% of the average value of its portfolio (245% excluding mortgage dollar rolls).
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in derivatives such as credit default swaps and futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +5.34% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -3.30% (quarter ended December 31, 2008).

• Class A year-to-date return was +5.01% at September 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Diversified Bond Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Diversified Bond Fund:	Class A — before taxes		2.77%	4.13%	4.46%
before taxes Class B	Columbia Diversified Bond Fund:	Class B — before taxes		2.09%	3.97%	4.18%
before taxes Class C	Columbia Diversified Bond Fund:	Class C — before taxes		6.11%	4.31%	4.16%
before taxes Class I	Columbia Diversified Bond Fund:	Class I — before taxes		8.28%	5.52%		4.88%	Mar. 04, 2004
before taxes Class R	Columbia Diversified Bond Fund:	Class R — before taxes		7.50%			4.93%	Dec. 11, 2006
before taxes Class R3	Columbia Diversified Bond Fund:	Class R3 — before taxes		7.70%			5.18%	Dec. 11, 2006
before taxes Class R4	Columbia Diversified Bond Fund:	Class R4 — before taxes		7.98%	5.26%	5.11%
before taxes Class R5	Columbia Diversified Bond Fund:	Class R5 — before taxes		8.25%			5.52%	Dec. 11, 2006
before taxes Class W	Columbia Diversified Bond Fund:	Class W — before taxes		7.84%			5.01%	Dec. 01, 2006
after taxes on distributions Class A	Columbia Diversified Bond Fund:	Class A — after taxes on distributions		1.51%	2.61%	2.85%
after taxes on distributions and redemption of fund shares Class A	Columbia Diversified Bond Fund:	Class A — after taxes on distributions and redemption of fund shares		1.78%	2.61%	2.83%
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Barclays Capital U.S. Aggregate Bond Index Class I Since inception, 2004-03-04							4.97%	Mar. 04, 2004
Barclays Capital U.S. Aggregate Bond Index Classes R, R3 and R5 Since inception, 2006-12-11							5.95%	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index Class W Since inception, 2006-12-01							5.84%	Dec. 01, 2006
Lipper Intermediate Investment-Grade Debt Funds Index		Lipper Intermediate Investment-Grade Debt Funds Index	(reflects no deduction for fees or taxes)	8.62%	5.44%	5.55%
Lipper Intermediate Investment-Grade Debt Funds Index Class I Since inception, 2004-03-04							4.68%	Mar. 04, 2004
Lipper Intermediate Investment-Grade Debt Funds Index Classes R, R3 and R5 Since inception, 2006-12-11							5.50%	Dec. 11, 2006
Lipper Intermediate Investment-Grade Debt Funds Index Class W Since inception, 2006-12-01							5.37%	Dec. 01, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Diversified Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.